CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) income		$ (232)	$ 570	$ 581
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		215	347	203
Taxes on the above		(67)	(59)	(35)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		148	288	168
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(493)	(59)	(725)
Cash flow hedge		5	5	4
Taxes on the above items		(1)	(1)	(1)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(489)	(55)	(722)
Total other comprehensive (loss) income		(341)	233	(554)
Comprehensive (loss) income		(573)	803	27
Attributable to:
Brookfield Infrastructure Partners L.P.(1)	[1]	(536)	442	98
Non-controlling interests		$ (37)	$ 361	$ (71)

[1]	Comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(c), Basis of Presentation and Significant Accounting Policies, for further details.